Note 7 - Convertible Notes Payable (Details) (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended	0 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended	2 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Jan. 03, 2013 Subsequent Event [Member] TCA Note [Member]	Apr. 23, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member]	Dec. 31, 2012 Related to Conversion Feature [Member] Individual Convertible Notes [Member]	Dec. 31, 2012 Warrant 1, Related to Individual Convertible Notes [Member]	Dec. 31, 2012 Warrant 2, Related to Individual Convertible Notes [Member]	Mar. 02, 2013 Warrants, Related to Individual Convertible Notes [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member] Minimum [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member] Maximum [Member]	Dec. 31, 2012 Warrant $0.25 [Member]	Dec. 31, 2012 50 Cents Per Warrant [Member]	Mar. 31, 2013 Chief Operating Officer [Member] Individual Convertible Notes [Member]	Dec. 31, 2012 Chief Operating Officer [Member] Individual Convertible Notes [Member]	Dec. 31, 2012 Chief Operating Officer [Member]	Jan. 03, 2012 TCA Global Credit Master Fund, LP [Member]	Dec. 31, 2012 TCA Global Credit Master Fund, LP [Member]	Mar. 31, 2012 TCA Global Credit Master Fund, LP [Member]	Jan. 03, 2012 TCA Global Credit Master Fund, LP [Member]	Dec. 31, 2012 TCA Global Credit Master Fund, LP [Member]	Dec. 31, 2012 Asher Notes 2012 [Member]	Jan. 03, 2012 TCA Note [Member]	Dec. 31, 2012 TCA Note [Member]	Mar. 31, 2013 JMJ Note [Member]	Mar. 31, 2012 JMJ Note [Member]	Dec. 31, 2012 JMJ Note [Member]	Dec. 31, 2011 JMJ Note [Member]	Feb. 22, 2011 JMJ Note [Member]	Dec. 31, 2012 JMJ Note 2 [Member]	Feb. 28, 2011 JMJ Note 2 [Member]	Mar. 31, 2013 Individual Convertible Notes [Member]	Mar. 31, 2012 Individual Convertible Notes [Member]	Dec. 31, 2012 Individual Convertible Notes [Member]	Feb. 28, 2013 Asher Note 2013 [Member]	Mar. 31, 2013 Asher Note 2013 [Member]	Mar. 19, 2013 Carebourn Note 2013 [Member]	Mar. 31, 2013 Carebourn Note 2013 [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Note 7 - Convertible Notes Payable (Details) [Line Items]
Proceeds from Notes Payable																											$ 269,000													$ 42,500
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																											$ 0.00009													$ 0.00009
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)	23,658	117,124	237,774	94,624		58,762																					237,774	174,448	174,448										777,766	42,500		49,091
Amortization of Debt Discount (Premium)	103,067	494,324	1,428,978	489,080	1,861,218	1,964,285																					170,844													4,143			2,142
Debt Instrument, Convertible, Interest Expense			182,733	165,442	396,474	174,745				182,733																	118,268		174,448	19,726	19,726	80,000	263,309				32,671	142,075	885,418		44,385
Debt Instrument, Unamortized Discount	24,041		42,534	0	42,534	24,041													24,041	42,534	42,534						66,930			86,965		106,691	186,691	450,000			24,041	56,712	55,952		60,902		46,949
Debt Conversion, Converted Instrument, Amount (in Dollars)	81,240		1,420,446	963,096			27,840		79,540																		357,000	27,840	162,835			15,498			500,000		25,000		856,501		50,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	1,466,657		13,669,072	3,021,738			300,000		1,466,657																		4,952,916	300,000	1,601,255			180,000					353,727		6,934,901		1,166,657
Common Stock Purchase Agreement, Amount to be Purchased																						2,000,000			2,000,000
Facility Fee Payable																						100,000		48,076	100,000	48,076
Stock Issued During Period, Shares, New Issues (in Shares)																							559,268			559,268
Facility Fee Satisfied																							51,924			51,924
Convertible Notes Payable (in Dollars)																			75,000	75,000	75,000							225,000	225,000	191,663		191,663	207,161	1,050,000		500,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%																				12.00%	12.00%					8.00%		8.00%			8.00%
Proceeds from Issuance of Debt (in Dollars)	102,500	653,450	1,450,501	770,500	2,976,001	3,078,501		50,000						347,097																									956,501
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)											3,826,005	1,913,003	2,859,008				3,826,005	1,913,003
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)											0.25	0.50					0.25	0.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)														$ 589,416
Fair Value Assumptions, Risk Free Interest Rate	0.14%													3.90%																															0.11%	0.17%		0.16%	0.19%
Fair Value Assumptions, Expected Volatility Rate															155.60%	218.64%																												161.00%	130.00%	0.00%	216.00%	219.00%	205.00%
Fair Value Assumptions, Expected Dividend Payments (in Dollars per share)														$ 0
Fair Value Assumptions, Expected Term															109 days	1 year																												52 minutes 33.6 seconds	3 days	0 years	328 days	2 years 36 days	3 years
Stock Payable (in Dollars)	10,000					10,000																															25,000
Modification Expense													148,127
Proceeds from Convertible Debt																																										$ 60,000